Filed under Rule 497(k)

Registration No. 333-53589

VALIC Company II

Mid Cap Growth Fund

(the “Fund”)

Supplement dated June 17, 2016 to the Fund’s

Summary Prospectus dated January 1, 2016, as amended

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated by September 30, 2016. He will continue to serve as a portfolio manager of the Fund through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Fund’s prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.